Segment Information - Schedule of Significant Segment Expenses (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Revenues		$ 669,489	$ 510,894	$ 412,977
Data and streaming rights		(246,516)	(188,053)	(153,802)
Media direct costs		(76,306)	(55,230)	(39,913)
Other direct variable costs		(59,074)	(54,839)	(57,367)
Employee expenses		(159,088)	(138,021)	(120,382)
Capitalized software development costs		56,967	51,963	44,158
Overhead costs		(105,576)	(54,678)	(43,704)
Other segment items	[1]	(191,477)	(135,076)	(127,501)
Net loss		$ (111,581)	$ (63,040)	$ (85,534)

[1]	Other segment items include transaction expenses, stock-based compensation, amortization of internally developed software costs, other depreciation and amortization, interest (expense) income, net, gain (loss) on fair value remeasurement of contingent consideration, change in fair value of derivative warrant liabilities, loss on abandonment of assets, gain (loss) on foreign currency, income tax benefit (expense), gain from equity method investment and gain (loss) on disposal of assets